Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Feng Zhou [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Major shareholder of the Company, Chief Executive Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.[Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.[Member]
Related Party Transaction [Line Items]
Relationship with the Company	An entity controlled by Xiaodong Ji
Due from related parties	$ 1,364,438	$ 417,563
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 1,364,438	$ 417,563